S000008438 [Member] Investment Objectives and Goals - High Yield Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	A high level of current income primarily through investment in below-investment grade debt securities.